Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2020
Daily Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Daily Income Fund Fund Summaries | Inception: November 19, 1990
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Daily Income Fund seeks maximum current income, consistent with preservation of capital and liquidity by investing in high-quality money market securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 69 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Daily Income Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund may include in this 99.5% test other money market funds that qualify as government money market funds under Rule 2a-7 ("government money market funds"). Because the Daily Income Fund is a "money market fund" and its potential investments are limited by Rule 2a-7, its ability to earn maximum current income will also be limited.

The Fund invests in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds). The U.S. government securities in which the Fund invests may also include variable and floating rate instruments.

RE Advisers Corporation ("RE Advisers") may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

The Fund maintains a dollar-weighted average maturity, which is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of a Fund's portfolio, of 60 days or less and a dollar-weighted average life, which reflects the average time it takes for a dollar of principal of the security to be repaid, of 120 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in "Description of Fund Risks" in the Prospectus. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund, market conditions and other factors. You should read all of the risk information presented below carefully, because any one or combination of these risks could adversely affect the Fund's return, the price of the Fund's shares or the Fund's yield.

Market Risk  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.

Money Market Securities Risk  The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds in which the Fund may invest may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund's liquidity falls below required minimums, which may adversely affect the Fund's returns or liquidity.

Debt Securities Risks

Credit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as "junk bonds") tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Income Risk: The risk that the Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. During market conditions in which short-term interest rates are at low levels it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Interest rate risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.

U.S. Government Securities Risk  The risk that the value of U.S. Government securities can decrease due to changes in interest rates or changes to the financial condition or credit rating of the U.S. Government.

Asset-Backed and Mortgage-Backed Securities Risk  The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs"), significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Repurchase Agreements Risk  The Fund's investment return on repurchase agreements will depend on the counterparty's willingness and ability to perform its obligations under a repurchase agreement. If the Fund's counterparty should default on its obligations, becomes subject to a bankruptcy or other insolvency proceeding or if the value of the collateral is insufficient, the Fund could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the fund) and/or (ii) lose all or part of the income, proceeds or rights in the securities to which the Fund would otherwise be entitled.

Variable and Floating-Rate Securities Risk  The value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value to the same extent as other fixed income securities, or at all, if interest rates decline.

Investments in Other Investment Companies Risk  The risk that an investment company or other pooled investment vehicle in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. There will be some duplication of expenses because the Fund also must pay its pro-rata share of that investment company's fees and expenses.

Issuer Risk  The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk  The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund's peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund's ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager, including with other strategies and funds, does not guarantee future results for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1, 5 and 10 years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1, 5 and 10 years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund's best and worst quarters were as follows:
Best Quarters:
	Q1 & Q2 of 2019	0.41%
Worst Quarters:
Q1 2010 through	Q1 2017	0.002%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns periods ended 12/31/19
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund's 7-day yield, call 800.258.3030.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund's 7-day yield
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800.258.3030
Daily Income Fund | Daily Income Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
1 YR	rr_ExpenseExampleYear01	$ 81
3 YR	rr_ExpenseExampleYear03	252
5 YR	rr_ExpenseExampleYear05	439
10 YR	rr_ExpenseExampleYear10	$ 978
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	0.01%
2017	rr_AnnualReturn2017	0.18%
2018	rr_AnnualReturn2018	1.08%
2019	rr_AnnualReturn2019	1.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarters:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarters:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.002%
Daily Income Fund | Returns before taxes | Daily Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	1.43%
5 YR	rr_AverageAnnualReturnYear05	0.54%
10 YR	rr_AverageAnnualReturnYear10	0.28%

[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 69 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.